Income tax incurred and deferred: (Details 1) - MXN ($) $ in Thousands	2 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred IT			$ 932	$ 932	$ 932
IT provision			1,795,961	1,635,447	1,401,184
Mexico City [Member]
Current IT			1,766,083	1,908,646	1,502,976
Deferred IT			13,116	(312,091)	(101,792)
IT provision			1,779,199	1,596,555	$ 1,401,184
Airplan [Member]
Current IT			(20,098)	19,551
Deferred IT			2,981	(9,337)
IT provision	$ 10,214		(17,117)
Aerostar [Member]
Deferred IT		$ 28,678	$ 33,879	$ 267,307